SCHEDULE OF OTHER LONG-TERM LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Other long-term liabilities	$ 310,346	$ 3,652,790
Commitment Fees [Member]
Other long-term liabilities		349,202
Liability Classified Warrants [Member]
Other long-term liabilities	$ 310,346	$ 3,303,588